Real Estate Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Joint Ventures [Abstract]
Schedule of income, contributions, distributions and ending investment balances in joint ventures
The income, contributions, distributions and ending investment balances related to MAALP’s joint ventures consisted of the following for the years ended December 31, 2012, 2011, and 2010 (dollars in thousands):

	2012
	Fund I	Fund II	Fund III	Total
Joint venture (loss) gain	$(413)	$190	$—	$(223)
Gain on joint venture asset dispositions	—	4,146	—	4,146
Management fee income	281	618	—	899
Asset and acquisition fees	225	121	—	346

Contributions to joint venture	(74)	(139)	(5)	(218)
Distributions from joint venture	183	12,167	—	12,350

Investment in at December 31	4,727	105	5	4,837
Advances to at December 31	—	—	—	—

	2011
	Fund I	Fund II	Fund III	Total
Joint venture (loss) gain	$(419)	$(188)	$—	$(607)
Gain on joint venture asset dispositions	—	14	—	14
Management fee income	275	742	—	1,017
Asset and acquisition fees	231	322	—	553

Contributions to joint venture	(85)	(1,425)	—	(1,510)
Distributions from joint venture	164	1,238	—	1,402

Investment in at December 31	5,249	11,757	—	17,006
Advances to at December 31	—	—	—	—

	2010
	Fund I	Fund II	Fund III	Total
Joint venture (loss) gain	$(555)	$(594)	$—	$(1,149)
Gain (loss) on joint venture asset dispositions	1	(359)	—	(358)
Management fee income	259	421	—	680
Asset and acquisition fees	235	573	—	808

Contributions to joint venture	(88)	(12,042)	—	(12,130)
Distributions from joint venture	93	1,642	—	1,735

Investment in at December 31	5,747	11,758	—	17,505
Advances to at December 31	—	—	—	—